Repurchase agreements (Tables)	12 Months Ended
Dec. 31, 2025
Repurchase Agreements
Schedule of repurchase agreement

	2025	2024
Repurchase agreements
Government bonds and receivables	783,837	308,583

Schedule of changes in repurchase agreement

	2025	2024	2023

Balance at beginning of the year	308,583	210,454	197,242
New obligations	200,604,295	181,750,640	70,527,530
Payments - principal	(200,184,752)	(181,586,958)	(70,531,469)
Payments - interest	(124,272)	(74,096)	(33,739)
Interest accrued	128,614	74,096	33,739
Effect of changes in exchange rates (OCI)	51,369	(65,553)	17,151
Balance at the end of the year	783,837	308,583	210,454